Commitments and Contingencies - Additional Information (Details) - Sarcos Corp and Subsidiaries - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Commitmentsand Contingencies Details [Line Items]
Operating Lease, Expense	$ 667	$ 146	$ 314	$ 421
Accrued Liabilities
Commitmentsand Contingencies Details [Line Items]
Capital Lease Obligation	73		70
Other Noncurrent Liabilities
Commitmentsand Contingencies Details [Line Items]
Capital Lease Obligation	$ 244		$ 239